Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of carrying amount [Line Items]
Contractual amount outstanding on loans and other facilities written off by bank	$ 122,858,052	$ 42,379,838
Allowance for expected credit losses	(25,172,929)	(10,401,480)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of carrying amount [Line Items]
Transfers in or out of level3 of fair value hierarchy assets	0	0
Government securities [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	11	110,160
Other Financial Assets [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	1,374,705	368,228
Bank Loan [member]
Disclosure of carrying amount [Line Items]
Loan Portfolio Sales Profits		1,293,223
Corporate Bonds [Member]
Disclosure of carrying amount [Line Items]
Expected credit losses	4,734	5,417
Financial Trust [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	124	2,235
Local Government Securities [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	966,557	793,277
Undrawn Commitments Of Credit Cards And checking Accounts [Member]
Disclosure of carrying amount [Line Items]
Allowance for expected credit losses	23,681,307	9,772,100
Undrawn Commitments Of Credit Cards And checking Accounts [Member] | Transfer to stage one exposure [Member]
Disclosure of carrying amount [Line Items]
Gross carrying amount	(42,708,659)	(4,510,607)
Expected credit loss allowance	305,869	190,494
Undrawn Commitments Of Credit Cards And checking Accounts [Member] | Transfer to stage two exposure [Member]
Disclosure of carrying amount [Line Items]
Gross carrying amount	42,573,328	4,484,075
Expected credit loss allowance	(306,461)	(190,609)
Undrawn Commitments Of Credit Cards And checking Accounts [Member] | Transfer to stage three exposure [Member]
Disclosure of carrying amount [Line Items]
Gross carrying amount	135,331	26,532
Expected credit loss allowance	592	115
Contingent liability for guarantees [member]
Disclosure of carrying amount [Line Items]
Allowance for expected credit losses	1,451,652	585,188
Overdraft and unused agreed commitments [member]
Disclosure of carrying amount [Line Items]
Allowance for expected credit losses	$ 39,970	$ 44,192